Submission	Aug. 08, 2025
Submission [Line Items]
Central Index Key	0002081125
Registrant Name	Dynamix Corporation III
Registration File Number	333-289517
Form Type	S-1
Submission Type	S-1/A
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A